Shareholder Fees - FidelitySeriesHighIncomeFund-PRO	Jun. 29, 2023 USD ($)
FidelitySeriesHighIncomeFund-PRO | Fidelity Series High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none